UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of September 30, 2008
Check here if Amendment [x]; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         Nov 23, 2008
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      40
Form 13F Information Table Value   $1,070,281
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         09/30/2008

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                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Abbott Laboratories           COM      002824100  34,637  601,551 SH         SOLE       NA    156,524   0  445,027
Amazon.com                    COM      023135106  28,686  394,252 SH         SOLE       NA    109,966   0  284,286
Apple Computer, Inc.          COM      037833100  23,823  209,601 SH         SOLE       NA     58,962   0  150,640
Bank of America Corp.         COM      060505104  23,882  682,333 SH         SOLE       NA    204,483   0  477,850
Bank of New York Mellon Corp  COM      064058100  26,702  819,583 SH         SOLE       NA    232,190   0  587,393
Burlington Northern Santa Fe  COM      12189T104  30,825  333,494 SH         SOLE       NA     93,972   0  239,522
Celgene Corporation           COM      151020104  29,368  464,089 SH         SOLE       NA    130,826   0  333,263
Coach Inc                     COM      189754104  26,7001,066,293 SH         SOLE       NA    300,193   0  766,100
Devon Energy Corporation      COM      25179M103  29,365  321,981 SH         SOLE       NA     91,550   0  230,431
Dominion Resources, Inc       COM      25746U109  29,422  687,743 SH         SOLE       NA    194,615   0  493,128
EOG Resources.                COM      26875P101  23,457  262,209 SH         SOLE       NA     70,647   0  191,562
Express Scripts, Inc          COM      302182100  33,485  453,598 SH         SOLE       NA    127,371   0  326,228
Freeport-McMoran Copper & Gld COM      35671D857  17,806  313,212 SH         SOLE       NA     84,134   0  229,079
General Dynamics Corporation  COM      369550108  26,394  358,517 SH         SOLE       NA    101,584   0  256,933
General Mills Inc             COM      370334104  34,499  502,018 SH         SOLE       NA    141,757   0  360,261
Gilead Sciences, Inc          COM      375558103  29,671  650,250 SH         SOLE       NA    185,361   0  464,889
Google Inc.                   COM      38259P508  20,483   50,702 SH         SOLE       NA     13,851   0   36,851
Hess Corporation              COM      42809H107  24,441  297,773 SH         SOLE       NA     83,527   0  214,246
Hewlett-Packard Co.           COM      428236103  31,525  681,771 SH         SOLE       NA    194,336   0  487,435
Intl Business Machines Corp.  COM      459200101  29,050  248,379 SH         SOLE       NA     73,964   0  174,415
Johnson & Johnson             COM      478160104  33,581  484,718 SH         SOLE       NA    136,873   0  347,845
Johnson Controls, Inc.	      COM      478366107  29,701  979,247 SH	     SOLE	NA    274,889	0  704,357
JP Morgan Chase & Co.         COM      46602H100  33,479  716,892 SH         SOLE       NA    201,301   0  515,591
Kraft Foods, Inc.             COM      50075N104  18,759  572,787 SH         SOLE       NA    129,893   0  442,894
Lockheed Martin Corporation   COM      539830109  28,674  261,460 SH         SOLE       NA     74,035   0  187,425
Marriott International        COM      571903202  27,9651,071,875 SH         SOLE       NA    303,377   0  768,498
Mastercard Inc                COM      57636Q104  24,100  135,906 SH         SOLE       NA     38,517   0   97,389
McDonald's Corporation        COM      580135101  32,266  522,942 SH         SOLE       NA    147,221   0  375,722
Medco Health Solutions, Inc   COM      58405U102  22,361  496,910 SH         SOLE       NA    140,279   0  356,631
Monsanto Co                   COM      61166W101  26,949  272,263 SH         SOLE       NA     76,918   0  195,345
Nordstrom, Inc.               COM      655664100  25,369  880,266 SH         SOLE       NA    245,504   0  634,763
Praxair Inc                   COM      74005P104  25,003  348,522 SH         SOLE       NA     95.159   0  253,364
Procter & Gamble              COM      742718109  36,150  518,725 SH         SOLE       NA    146,868   0  371,857
QUALCOMM Inc.                 COM      747525103  26,902  626,074 SH         SOLE       NA    178,963   0  447,111
Research In Motion Ltd.       COM      760975102  13,619  199,399 SH         SOLE       NA     45,040   0  154,359
T. Rowe Price Group, Inc.     COM      74144T108   8,031  149,526 SH         SOLE       NA          0   0  149,526
Union Pacific Corporation     COM      907818108  30,499  428,595 SH         SOLE       NA    121,732   0  306,863
US Bancorp       	      COM      902973304  27,564  765,236 SH	     SOLE	NA    245,927	0  519,309
Visa Inc                      COM      92826C839  19,118  311,423 SH         SOLE       NA    127,619   0  183,805
XTO Energy Inc                COM      98385X106  25,970  558,251 SH         SOLE       NA    152,430   0  405,821
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